Note J - Notes Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE J — NOTES RECEIVABLE

During January 2012 we, VRM I and Fund III rewrote one of our existing loans. The interest rate of this loan was changed from 3% paying monthly with 5% accruing to 7% paid monthly. The amount of the loan allowance of approximately $3.0 million and the interest currently accrued on the existing loan, which was fully allowed for, of approximately $1.0 million was moved to notes receivable. In April 2012, we received a payment on the new loan which was less than the amount owed. The difference of approximately $0.8 million was recorded as a loan allowance as of March 31, 2012 and was reclassified to note receivable during April, 2012.

During April 2012, we, VRM I and Fund III received a payment in full satisfaction of an investment in real estate loan secured by a first deed of trust. The remaining balance due on the second deed of trust was previously fully allowed for, of approximately $0.7 million was moved to notes receivable and remains fully allowed for. We receive monthly payments of approximately $33,000. As of September 30, 2012 the balance is approximately $0.5 million.

During February 2012, we, VRM I and Fund III received a payment in full satisfaction of an investment in real estate loan secured by a first deed of trust and a partial payment of an investment in real estate loan secured by a second deed of trust on the same real estate. The remaining balance due on the second deed of trust was previously fully allowed for, of approximately $1.3 million was moved to notes receivable and remains fully allowed for. During March 2012 a payment of approximately $50,000 was received and recognized as gain related to pay off of notes receivable, including recovery of allowance for notes receivable. Additionally, we receive monthly payments of approximately $3,000. As of September 30, 2012 the balance is approximately $1.2 million.

On February 29, 2012, we made a loan to TNP Strategic Retail Operating Partnership, LP, a Delaware limited-partnership, in the amount of $1,040,000 evidenced by a promissory note (“Note”) and secured by the separate and unconditional guaranty (“Guaranty”) of TNP Strategic Retail Trust, Inc., a Maryland corporation (“TNP Trust”). The unpaid principal balance on the Note bore interest at a rate of 9.0% per annum until May 31, 2012, at which time the loan matured. The Guaranty was secured by an absolute assignment to VRM II of all of TNP Trust’s right, title and interest in and to 25% of all net proceeds received by TNP Trust in connection with TNP Trust’s public offering of stock after payment of sales commission, fees and expenses payable in connection therewith. This loan was paid in full on May 17, 2012.

NOTE I — NOTES RECEIVABLE

During December 2006, we and VRM I entered into a settlement agreement in the amount of $1.5 million with the guarantors of a loan collateralized by a 126 unit (207 bed) assisted living facility in Phoenix, AZ, which we had foreclosed on.  Our portion was approximately $1.3 million.  The promissory note is payable in seven annual installments of $100,000 with an accruing interest rate of 7%, with the remaining note balance due in April 2013.  During 2011, we had received $88,000 in regularly scheduled principal payments.  Also during 2011, an agreement which would accept approximately $0.4 million as a final payment for the note was approved, of which approximately $0.3 million was received.  The balance of this agreement of approximately $68,000 was fully reserved as of December 31, 2011.  Payments will be recognized as income when received.

During July 2009, we, VRM I, and Fund III entered into a promissory note, totaling approximately $1.4 million, of which our portion is approximately $1.3 million, with the borrowers of a construction loan, as part of the repayment terms of the loan.  In addition, we received a principal pay off on the loan of approximately $3.9 million, which reflected our book value of the loan, net of allowance for loan loss of approximately $2.4 million.  The promissory note accrues interest over a 60-month period with an interest rate of 7%, with the first monthly payment due on the 37th month.  The remaining note balance and accrued interest will be due at maturity.  Payments will be recognized as income when received.  The balance of approximately $1.3 million was fully reserved as of December 31, 2011.

During July 2009, we, VRM I, and Fund III entered into a promissory note, totaling approximately $1.3 million, of which our portion is approximately $1.2 million, with the borrowers of a construction loan, as part of the repayment terms of the loan.  In addition, we received a principal pay off on the loan of approximately $1.6 million, which reflected our book value of the loan, net of allowance for loan loss of approximately $2.8 million.  The promissory note accrues interest over a 60-month period with an interest rate of 7%, with the first monthly payment due on the 37th month.  The remaining note balance and accrued interest will be due at maturity.  Payments will be recognized as income when received.  The balance of approximately $1.2 million was fully reserved as of December 31, 2011.

During December 2009, we and VRM I entered into a promissory note with the borrowers of a land loan, totaling approximately $6.1 million, of which our portion is approximately $5.6 million, as part of the sale of the land collateralizing the loan.  In addition, we and VRM I received a principal payoff of $2.0 million, of which our portion was approximately $1.8 million, on the land loan.  The remaining balance of approximately $1.2 million, of which our portion is approximately $1.1 million, was refinanced as a loan to the new owners of property.  The promissory note is for a 60-month period, with an interest rate of 6.0%, with the first monthly payment due on December 10, 2014.  Payments will be recognized as income when they are received.  The balance of approximately $5.6 million was fully reserved as of December 31, 2011.

During July 2010, we entered into a promissory note, totaling $48,000 with the guarantor of a previous land loan.  The remaining note balance of $2,500 as of December 31, 2011 will be paid in monthly installments of $500 each through May 2012.

As of November 30, 2010, we had five loans totaling approximately $19.0 million, of which our portion is approximately $1.1 million, before allowances totaling approximately $4.2 million, of which our portion is approximately $0.2 million, and were guaranteed by common guarantors. Pursuant to agreements entered into on March 16, 2009 and July 2, 2009, which modified these loans, three of these loans continued to be secured by real property and two became unsecured due to the permanent financing being obtained for less than the outstanding balance on the loans. On November 30, 2010, we entered into additional agreements to modify the terms related to these five loans in order to further enhance our investment. Pursuant to these additional agreements, we obtained an additional guarantor, interest in operating profits and any aggregate sales proceeds of $10.4 million less operating profits previously received related to these properties. The new guarantor is the managing member of the borrowing entities who is also the principal manager of L.L. Bradford and was a former officer of our manager from April 1999 through January 2005.In the event the total proceeds from the operating profits and sales proceeds do not equal $10.4 million, each borrower will execute a promissory note to pay us the deficiency, which shall be guaranteed by the guarantors, including the new guarantor. In addition, we agreed to release our deeds of trust on two of the three loans secured by real estate totaling $9.0 million, of which our portion is $0.5 million.  As a result of releasing our deeds of trust we classified these loans as unsecured notes receivable for the same amount and recognized a full allowance on this balance.

During 2011, it was determined we lost our collateral related to investments in two second deeds of trust due to foreclosures by the holders of the first deeds of trust.  At the time of this determination, the net balances of these investments were fully reserved.  The guarantor on these investments had stopped making payments and, as a result, the balances totaling approximately $3.9 million were fully charged off as of December 31, 2011.

During March 2011, we were awarded a deficiency judgment totaling $5.0 million related to a REO sold in a prior period.  The balance accrues interest at the rate of 9% until paid in full.  Provided all payments of approximately $3.0 million as outlined in the judgment are received, the remaining balance of judgment shall be forgiven. The balance of approximately $2.9 million was fully reserved as of December 31, 2011.

During March 2011, we were awarded a deficiency judgment totaling $2.8 million related to a REO sold in a prior period.  The balance accrues interest at the rate of 9% until paid in full.  Provided all payments of approximately $1.2 million as outlined in the judgment are received, the remaining balance of judgment shall be forgiven. The balance of approximately $1.2 million was fully reserved as of December 31, 2011.